CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR cents per share)	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	79,464,252	80,756,860
Ordinary shares, shares outstanding (in shares)	79,464,252	80,756,860